Financial Instruments - Summary of the Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ 1,582	$ 3,097
Placement Agent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,250
Other liabilities (excluding advances from customers) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	3,252	666
Investment fund share held by non-controlling [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	1,515	3,158
Accounts receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	46,015	26,117
Project advances [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,772	7,220
Other assets (excluding advances to suppliers and prepaid expenses) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,296	953
Cash and bank accounts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	14,052	4,120
Short term investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	9,929	33,030
Long term investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 1,986	$ 3,669